Related Parties: Schedule of Transactions with Related Metallurgical Plants (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Transactions with Related Metallurgical Plants:
Schedule of Transactions with Related Metallurgical Plants

	2011	2010	2009
Revenues
Steel segment products sales	314,297	387,215	41,873
Ferroalloy segment products sales	36,141	19,002	–
Mining segment products sales	4,315	9,150	6,899
Other revenues*	64,295	4,419	8,434
	419,048	419,786	57,206
Costs and expenses
Cost of goods for resale, production and operating expenses	1,528,053	1,213,426	115,448
Transportation expenses	27,573	14,993	2,371
Other expenses	128	123	9
	1,555,754	1,228,542	117,828